INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2024
INVESTMENTS
Schedule of Investments in equity investees

				Share
				ownership as of
	December 31,	December 31,	December 31,	December 31,
	2023	2024	2024	2024
	RMB	RMB	US$
			(Note 3)
		(in thousands)
Investments accounted for under equity method:
Maxline Holdings Limited (“Maxline”) <1>	—	—	—	29.00%
Nanyang Herbs Pte. Ltd. (“Nanyang Herbs”) <2>	—	—	—	50.00%
Beijing Weiming Naonao Technology Co., Ltd. (“BeijingNaonao”) <3>	—	58,474	8,011	30%

Investments accounted for under cost method:
ZTE9 Network Technology Co., Ltd., Wuxi (“ZTE9”) <18>	—	—	—	5.00%
Shanghai Ronglei Culture Communication Co., Ltd. (“Shanghai Ronglei”) <13>	5,000	5,000	685	12.92%
Shanghai The9 Education Technology Co., Ltd. (“The9 Education Technology”)	—	—	—	19.20%
Dragonfly Ventures II, L.P. (“Dragonfly”) <11>	19,520	19,520	2,674	1.19%
Redblock Inc. (“Redblock”) <4>	1,943	1,943	266	1.00%
Gameway Pte.Ltd. (“Gameway”) <14>	635	635	87	1.25%
Zhenjiang Kexin Power System Design and Research Co., Ltd. (“Zhenjiang Kexin”) <19>	—	—	—	9.90%
Shangdong Shanyeyunye Culture Co., Ltd. (“Shanyeyunye”) <10>	—	—	—	0%
Shanghai Lingjun Sports Culture Development Co., Ltd. (“Shanghai Lingjun”) <6>	—	—	—	0%
Hangzhou Lianfang Technology Co., Ltd. (“Hangzhou Lianfang”) <7>	—	—	—	4.00%
Skychain Technologies Inc. (“Skychain”) <20>	—	—	—	15.11%
Shanghai Institute of Visual Art of Fudan University (“SIVA”) <12>	—	—	—	1.28%
Kuaijin Shidai (Xiamen) Technology Co., Ltd. (“KuaiJin”) <15>	—	67,360	9,228	15%
Shenma Limited (“Shenma”) <16>	—	82,573	11,313	19%
Wuhan Weixiang Science And Technology Co., Ltd. (“WeiXiang”) <17>	—	60,698	8,316	19%

Investments accounted for under readily determinable fair values
Nano Labs, Ltd. (“Nano Labs”) <9>	935	469	64	*
SMI Vantage(“SMI”) <5>	7,249	550	75	5.72%
FF Intelligent Mobility Global Holdings Ltd. (“FF Intelligent”) <8>	9	1	—	*
Total	35,291	297,223	40,719

*Less than 1%